Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 4: Goodwill and intangible assets
The majority of our intangible assets consist of assets acquired through the 2017 acquisition of DDI-US. We recognized no changes to the carrying value of goodwill during 2021, and recognized a $269.9 million impairment of goodwill and intangibles in 2022 (See Note: Significant Accounting Policies). The components of our intangible assets were as follows (in thousands):

	December 31, 2023					December 31, 2022
	Useful life	Gross amount	Accumulated Amortization	Impairment	Net Amount	Gross amount	Accumulated Amortization	Impairment	Net Amount
Goodwill	indefinite	$651,597	$—	$(254,893)	$396,704	$633,965	$—	$(254,893)	$379,072
Trademarks	indefinite	50,000	—	(15,000)	35,000	50,000	—	(15,000)	35,000
Customer relationships	4 years	84,271	(75,387)	—	8,884	75,000	(75,000)	—	—
Purchased technology	5-10 years	52,707	(45,544)	—	7,163	45,423	(45,423)	—	—
Development costs	3 years	9,486	(9,486)	—	—	9,486	(9,486)	—	—
Software	4-5 years	2,968	(2,444)	—	524	2,462	(2,411)	—	51

Total		$851,029	$(132,861)	$(269,893)	$448,275	$816,336	$(132,320)	$(269,893)	$414,123

Amortization expense for the years ended December 31, 2023, 2022 and 2021 totaled $0.5 million, $3.6 million, and $17.7 million respectively.

Estimated annual amortization expense for the years ending December 31, 2024 and thereafter is a follows (in thousands):

Year	Expense
2024	3,113
2025	3,110
2026	3,107
2027	2,718
2028 and thereafter	4,523